RIGHTS PLAN (Details Textual) - $ / Right	1 Months Ended
	Nov. 15, 2013	Mar. 31, 2016
Rights Plan [Line Items]
Dividend Distribution Rights Issue Redemption Price Per Right		0.000001
Series H Junior Participating Preferred Stock [Member]
Rights Plan [Line Items]
Dividend Distribution Common Stock Rights Description	dividend distribution of one right for each outstanding share of our common stock and one right for each share of Common Stock into which any of our outstanding Preferred Stock is convertible, to stockholders of record at the close of business on that date.
Dividend Distribution Rights Issue Description	Each Right entitles the registered holder to purchase from us one Unit consisting of one one-millionth (1/1,000,000) of a share of Series H Junior Participating preferred stock, par value $0.01 per share (the H Preferred Stock), at a purchase price of $2.10 per Unit
Dividend Distribution Minimum Percentage For Transfer Of Rights	15.00%
Dividend Distribution Rights Issue Expiration Date	Nov. 15, 2013